CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Consolidated Statement Of Changes In Equity [Abstract]
Total comprehensive income attributable to owners of the parent	£ 2,045	£ (1,632)	£ (45)
Total equity excluding non-controlling interests	£ 39,800	£ 38,977	£ 40,627